Revenue From Contracts With Customers - Summary of the Group's Accounts Receivable and Contract Liabilities from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Groups Accounts Receivable And Contract Liabilities From Contracts With Customers [Line Items]
Accounts receivable (included in the total accounts receivable in Note 20)	₽ 3,172	₽ 3,379
Contract liabilities (Note 28)	₽ (17,779)	₽ (9,575)